May 22, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:      Dreyfus New Jersey Municipal Money Market Fund, Inc.
         1940 Act File No.: 811-5527
         1933 Act File No.: 33-20891

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on May 19, 2003, pursuant to Rule 485(b).


                                 Very truly yours,

                                 /s/ Gina Casso
                                     Gina Casso